UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
"Washington, D.C. 20549"

FORM 13F

FORM 13 F COVER PAGE

"Report for the Calendar Year or Quarter Ended:  June 30, 2001"

Check here if Amendment [    ]; Amendment Number:
This Amendment (Check only one):  	 [  ]  is a restatement.
	 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Holt-Smith & Yates Advisors
Address:	2810 Crossroads Drive
Suite 4900
	"Madison, WI 53718"

13F File Number:	 28-7510

The institutional investment manager filing this report and the person by whom it is signed hereby represent
"that the person signing the report is authorized to submit it, "
"that all information contained herein is true, correct and "
"complete, and that it is undersood that all required items"
"statements, schedules, lists and tables, are considered " integral part of this form.

 Person Signing This Report on Behalf of Reporting Manager:

Name:	Heike E. Tavenner
Title:	Portfolio Administrator
Phone:	608-249-4488
"Signature, Place, and Date of Signing:"

Heike E. Tavenner	"Madison, WI"	13-Aug-01

Report Type: (Check only one.):

[  X  ] 13F HOLDINGS REPORT

[       ] 13F NOTICE

[       ] 13F COMBINATION REPORT

I AM SIGNING THIS REPORT AS REQUIRED BY THE
SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	25

Form 13F Information Table Value Total:	"530,560"

List of Other Included Managers:	NONE
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				FORM 13F INFORMATION TABLE
	TITLE OF		VALUE	SHARES/	SH/	PUT/	INVSTMT	OTHER		VOTING AUTHORITY
NAME OF ISSUER	CLASS	CUSIP	(x $1000)	PRN AMT	PRN	CALL	DSCRETN	MANAGERS	SOLE	SHARED	NONE
										0
ZEBRA TECHNOLOGIES CORP	CL A	989207 10 5	"26,145"	"532,266"	SH		SOLE	NONE	"370,698"	0	"161,568"
BARNES & NOBLE INC	COM	067774 10 9	"19,384"	"492,595"	SH		SOLE	NONE	"358,640"	0	"133,955"
HOME DEPOT INC	COM	437076 10 2	"29,183"	"626,912"	SH		SOLE	NONE	"428,151"	0	"198,761"
INTERPUBLIC GROUP COS INC	COM	460690 10 0	"21,690"	"738,998"	SH		SOLE	NONE	"526,037"	0	"212,961"
CONCORD EFS INC	COM	206197 10 5	"40,921"	"786,783"	SH		SOLE	NONE	"545,080"	0	"241,703"
DISNEY WALT CO	COM DISNEY	254687 10 6	"24,601"	"851,557"	SH		SOLE	NONE	"629,491"	0	"222,066"
MICROCHIP TECHONOLOGY INC	COM	595017 10 4	"27,895"	"834,425"	SH		SOLE	NONE	"627,025"	0	"207,400"
TYCO INTL LTD NEW	COM	902124 10 6	"26,643"	"488,774"	SH		SOLE	NONE	"362,534"	0	"126,240"
PEPSICO INC	COM	713448 10 8	"24,117"	"545,639"	SH		SOLE	NONE	"378,612"	0	"167,027"
WALGREEN CO	COM	931422 10 9	"29,209"	"847,608"	SH		SOLE	NONE	"609,281"	0	"238,327"
EXXON MOBIL CORP	COM	30231G 10 2	208	"2,380"	SH		SOLE	NONE	"2,380"	0	0
ROYAL DUTCH PETE CO	NY REG GLD1.25	780257 80 4	716	"12,295"	SH		SOLE	NONE	"3,025"	0	"9,270"
AMERICAN INTL GROUP INC	COM	026874 10 7	"32,277"	"379,687"	SH		SOLE	NONE	"265,685"	0	"114,002"
FISERV INC	COM	337738 10 8	"40,198"	"628,286"	SH		SOLE	NONE	"455,714"	0	"172,572"
FEDERAL HOME LN MTG CORP	COM	313400 30 1	"30,174"	"443,403"	SH		SOLE	NONE	"327,854"	0	"115,549"
ADC TELECOMMUNICATIONS	COM	000886 10 1	"12,994"	"1,968,757"	SH		SOLE	NONE	"1,599,362"	0	"369,395"
AMERICAN PWR CONVERSION CORP	COM	029066 10 7	"23,248"	"1,476,078"	SH		SOLE	NONE	"1,106,613"	0	"369,465"
DELL COMPUTER CORP	COM	247025 10 9	"24,700"	"944,540"	SH		SOLE	NONE	"708,577"	0	"235,963"
INTUIT	COM	461202 10 3	"29,124"	"728,288"	SH		SOLE	NONE	"543,537"	0	"184,751"
BERKSHIRE HATHAWAY INC DEL CL A	COM	084670 10 8	"1,110"	16	SH		SOLE	NONE	16	0	0
AOL TIME WARNER INC	COM	00184A 10 5	265	"5,009"	SH		SOLE	NONE	"3,952"	0	"1,057"
JDS UNIPHASE CORP	COM	46612J 10 1	"10,659"	"852,695"	SH		SOLE	NONE	"679,325"	0	"173,370"
QUANTA SVCS INC	COM	74762E 10 2	"20,138"	"913,700"	SH		SOLE	NONE	"679,505"	0	"234,195"
SBC COMMUNICATIONS INC	COM	78387G 10 3	726	"18,120"	SH		SOLE	NONE	"6,187"	0	"11,933"
ELAN PLC	ADR	284131 20 8	"34,235"	"561,232"	SH		SOLE	NONE	"402,151"	0	"159,081"
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